Accounts Receivable and Other Receivables, Net	12 Months Ended
Dec. 31, 2023
Accounts Receivable and Other Receivables, Net [Abstract]
ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES, NET

NOTE 4 – ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES, NET

Accounts receivable and other receivables as of December 31, 2023 and 2022 are summarized as below:

	December 31, 2023	December 31, 2022
Customers by sales provision of services	€2,505,194	€3,429,596
VAT receivable	46,106	-
Others	87,702	41,541
	€2,639,002	€3,471,137
Allowance for doubtful accounts	(417,922)	(333,528)
	€2,221,080	€3,137,609

As of December 31 2023 and 2022, the allowance for doubtful accounts was €417,922 and €333,528, respectively. During the year ended December 31, 2023,2022 and 2021, the Company recorded bad debt expense of €84,394, €19,454 and €102,966, respectively.